Document And Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Entity Registrant Name	EMAGIN CORP
Entity Central Index Key	0001046995
Entity Filer Category	Accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,832	$ 7,571	$ 7,796
Investments	7,245	5,745	3,100
Accounts receivable, net	4,644	5,576	5,150
Inventory, net	2,800	2,760	1,905
Prepaid expenses and other current assets	1,255	1,008	777
Total current assets	21,776	22,660	18,728
Long-term investments	1,000	1,000	1,500
Equipment, furniture and leasehold improvements, net	6,521	5,980	3,287
Intangible assets, net		35	39
Other assets		92	92
Other assets	127	127
Deferred tax asset	8,165	8,165	9,056
Total assets	37,589	37,932	32,702
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	883	961	1,100
Accrued expenses	1,886	2,246
Accrued compensation		1,283	1,975
Other accrued expenses		963	1,781
Advance payments		177	101
Deferred revenue		138	26
Warrant liability			7,694
Other current liabilities		299	170
Other current liabilities	383	614
Total current liabilities	3,152	3,821	12,847
Warrant liability			5,158
Total liabilities		3,821	18,005
Commitments and contingencies (Note 11)
Shareholders' equity:
Preferred stock, $.001 par value: authorized 10,000,000 shares: Series B Convertible Preferred stock, (liquidation preference of $5,659,000) stated value $1,000 per share, $.001 par value
Common stock, $.001 par value: authorized 200,000,000 shares	24	24	21
Additional paid in capital	221,616	220,838	206,298
Accumulated deficit	(187,108)	(186,656)	(191,622)
Treasury stock	(95)	(95)
Total shareholders' equity	34,437	34,111	14,697
Total liabilities and shareholders' equity	$ 37,589	$ 37,932	$ 32,702

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	23,537,978	23,513,978	21,210,445
Common stock, shares outstanding	23,537,978	23,513,978	21,210,445
Treasury stock, shares	25,000	25,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock - Series B, stated value	$ 1,000	$ 1,000	$ 1,000
Preferred stock - Series B, liquidation preference	$ 5,659,000	$ 5,659,000	$ 5,679,000
Preferred stock, shares issued	5,659	5,659	5,679
Preferred stock, shares outstanding	5,659	5,659	5,679

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Product	$ 5,830	$ 4,310	$ 23,507	$ 23,596	$ 19,775
Contract	307	1,131	5,674	6,862	4,047
Total revenue, net	6,137	5,441	29,181	30,458	23,822
Cost of goods sold:
Product	3,302	2,609	11,080	8,373	7,865
Contract	154	586	2,627	3,645	2,310
Cost of goods sold	3,456	3,195	13,707	12,018	10,175
Gross profit	2,681	2,246	15,474	18,440	13,647
Operating expenses:
Research and development	1,140	532	3,063	2,370	1,996
Selling, general and administrative	2,263	2,141	9,136	10,055	6,900
Total operating expenses	3,403	2,673	12,199	12,425	8,896
Income (loss) from operations	(722)	(427)	3,275	6,015	4,751
Other income (expense):
Interest expense	(3)	(29)	(103)	(115)	(466)
Other income	7	16	41	16	67
Change in the fair value of warrant liability		(3,057)	2,548	(15,987)	(6,533)
Total other income (expense), net	4	(3,070)	2,486	(16,086)	(6,932)
Income (loss) before provision for income taxes	(718)	(3,497)	5,761	(10,071)	(2,181)
Income tax expense (benefit)	(266)	(158)	795	(8,931)	90
Net income (loss)	(452)	(3,339)	4,966	(1,140)	(2,271)
Less net income allocated to participating securities			1,250
Net income (loss) allocated to common shares			$ 3,716	$ (1,140)	$ (2,271)
Income (loss) per common share, basic	$ (0.02)	$ (0.16)	$ 0.17	$ (0.06)	$ (0.14)
Income (loss) per common share, diluted	$ (0.02)	$ (0.16)	$ 0.07	$ (0.06)	$ (0.14)
Weighted average number of shares outstanding:
Basic	23,507,172	21,522,716	22,448,138	19,239,933	16,343,650
Diluted	23,507,172	21,522,716	25,574,522	19,239,933	16,343,650

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Preferred Stock [Member]	Common Stock [Member] USD ($)	Treasury Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2008		$ 15		$ 204,818	$ (201,172)	$ 3,661
Balance, shares at Dec. 31, 2008	5,739	15,213,959
Cumulative effect of change in accounting principle				(15,091)	12,961	(2,130)
Fair value of warrants reclassified from liability to equity upon exercise				1,785		1,785
Issuance of common stock for services				304		304
Issuance of common stock for services, shares		498,533
Expiration of put options		1		428		429
Expiration of put options, shares		522,500
Cashless exercise of common stock warrants		1		(1)
Cashless exercise of common stock warrants, shares		726,910				726,910
Conversion of Series B Preferred Stock to common stock
Exercise of common stock options				5		5
Exercise of common stock options, shares		5,342
Stock- based compensation				1,110		1,110
Net income (loss)					(2,271)	(2,271)
Balance at Dec. 31, 2009		17		193,358	(190,482)	2,893
Balance, shares at Dec. 31, 2009	5,739	16,967,244
Fair value of warrants reclassified from liability to equity upon exercise				10,013		10,013
Issuance of common stock for services				55		55
Issuance of common stock for services, shares		15,363
Cashless exercise of common stock warrants		4		(4)
Cashless exercise of common stock warrants, shares		3,518,110				3,518,110
Conversion of Series B Preferred Stock to common stock
Conversion of Series B Preferred Stock to common stock, shares	(60)	80,000				60
Exercise of common stock warrants				250		250
Exercise of common stock warrants, shares		100,000
Exercise of common stock options				805		805
Exercise of common stock options, shares		529,728
Stock- based compensation				1,821		1,821
Net income (loss)					(1,140)	(1,140)
Balance at Dec. 31, 2010		21		206,298	(191,622)	14,697
Balance, shares at Dec. 31, 2010	5,679	21,210,445
Fair value of warrants reclassified from liability to equity upon exercise				10,304		10,304
Cashless exercise of common stock warrants		1		(1)
Cashless exercise of common stock warrants, shares		476,663				476,673
Conversion of Series B Preferred Stock to common stock
Conversion of Series B Preferred Stock to common stock, shares	(20)	26,666				20
Exercise of common stock warrants		1		561		562
Exercise of common stock warrants, shares		1,072,116
Cashless exercise of common stock options, shares		49,685
Exercise of common stock options		1		769		770
Exercise of common stock options, shares		678,403
Stock- based compensation				2,907		2,907
Purchase of treasury stock			(95)			(95)
Net income (loss)					4,966	4,966
Purchase of treasury stock, shares			(25,000)
Balance at Dec. 31, 2011		$ 24	$ (95)	$ 220,838	$ (186,656)	$ 34,111
Balance, shares at Dec. 31, 2011	5,659	23,513,978	(25,000)

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (452)	$ (3,339)	$ 4,966	$ (1,140)	$ (2,271)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	57	34	170	86	82
Amortization of deferred financing and waiver fees					362
Reduction of doubtful accounts and sales returns		(204)	(106)	(270)	(273)
Stock based compensation	749	856	2,907	1,821	1,110
Deferred income taxes (benefit)		(150)	891	(9,056)
Amortization of common stock issued for services				65	233
Loss on disposal of asset			2
Gain on settlement					(38)
Change in the fair value of warrant liability		3,057	(2,548)	15,987	6,533
Changes in operating assets and liabilities:
Accounts receivable	932	656	(320)	(377)	(647)
Inventory	(40)	(244)	(855)	274	195
Prepaid expenses and other current assets	(247)	73	(231)	(110)	5
Advance payments			76	(110)	(483)
Deferred revenue			112	(212)	74
Accounts payable, accrued compensation, and accrued expenses	(669)	58	(1,648)	1,998	285
Other current liabilities			129	(662)	93
Net cash provided by operating activities	330	797	3,545	8,294	5,260
Cash flows from investing activities:
Purchase of equipment	(598)	(284)	(2,861)	(2,348)	(718)
Purchase of investments	(1,500)	(650)	(2,145)	(4,500)	(3)
Net cash used in investing activities	(2,098)	(934)	(5,006)	(6,848)	(721)
Cash flows from financing activities:
Proceeds from exercise of stock options and warrants	29	104	1,331	1,055	5
Purchase of treasury stock			(95)
Payments of debt and capitalized lease obligations					(1,653)
Net cash provided by (used in) financing activities	29	104	1,236	1,055	(1,648)
Net (decrease) increase in cash and cash equivalents	(1,739)	(33)	(225)	2,501	2,891
Cash and cash equivalents, beginning of year	7,571	7,796	7,796	5,295	2,404
Cash and cash equivalents, end of year	5,832	7,763	7,571	7,796	5,295
Cash paid for interest		15	75	91	107
Cash paid for taxes			115	164	138
Supplemental non-cash transactions:
Issuance of common stock for services charged to prepaid expenses					304
Issuance of shares of common stock for cashless exercise of warrants
Conversion of 20 and 60 shares of Series B Convertible Preferred Stock for 26,666 and 80,000 shares of common stock in 2011 and 2010, respectively.
Issuance of 49,685 shares of common stock for cashless exercise of 60,000 stock options in 2011.

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Cash Flows [Abstract]
Issuance of shares, common stock, warrants	310,897	476,673	3,518,110	726,910
Cashless exercise of warrants	380,511	581,895	5,148,811	2,900,000
Conversion of Series B Preferred Stock to common stock, shares		20	60
Series B Convertible Preferred Stock into shares of common stock		26,666	80,000
Issuance of shares, common stock, options		49,685
Cashless exercise of stock option		60,000
Interest capitalized	$ 4

Nature Of Business	12 Months Ended
Dec. 31, 2011
Nature Of Business [Abstract]
Nature Of Business

Note 1 - NATURE OF BUSINESS

eMagin Corporation and its wholly owned subsidiary (the "Company") designs, develops, manufactures and markets OLED-on-silicon microdisplays and virtual imaging products which utilize OLED microdisplays. The Company's products are sold mainly in North America, Asia, and Europe.

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
Note 1:  Summary of Significant Accounting Policies

eMagin Corporation (the "Company") designs, develops, manufactures, and markets OLED (organic light emitting diode) on silicon microdisplays and virtual imaging products which utilize OLED microdisplays. The Company's products are sold mainly in North America, Asia, and Europe.

Basis of Presentation

In the opinion of management, the accompanying unaudited condensed consolidated financial statements of eMagin Corporation and its subsidiary reflect all adjustments, including normal recurring accruals, necessary for a fair presentation.  All significant intercompany balances and transactions have been eliminated in consolidation.  Certain information and footnote disclosure normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to instructions, rules and regulations prescribed by the Securities and Exchange Commission.  The Company believes that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited condensed consolidated financial statements are read in conjunction with the audited consolidated financial statements contained in the Company's Annual Report on Form 10-K for the year ended December 31, 2011.  The results of operations for the period ended March 31, 2012 are not necessarily indicative of the results to be expected for the full year.  The consolidated condensed financial statements of December 31, 2011 are derived from audited financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011.

In accordance with accounting principles generally accepted in the United States of America, management utilizes certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an on-going basis, management evaluates its estimates and judgments related to, among others, allowance for doubtful accounts, warranty reserves, inventory reserves, stock-based compensation expense, deferred tax asset valuation allowances, litigation and other loss contingencies. Management bases its estimates and judgments on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued an accounting standard update related to fair value measurements and disclosures to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with United States GAAP and International Financial Reporting Standards. This guidance includes amendments that clarify the intent about the application of existing fair value measurement requirements, while other amendments change a principle or requirement for measuring fair value or for disclosing information about fair value measurements. Specifically, the guidance requires additional disclosures for fair value measurements that are based on significant unobservable inputs. On January 1, 2012, the Company adopted this guidance on a prospective basis and there was no impact on the Company's condensed consolidated financial statements.

Net Loss per Common Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the period, and excludes any dilutive effects of common stock equivalent shares, such as stock options, warrants, and convertible preferred stock. Diluted loss per share is computed using the weighted average number of common shares outstanding and potentially dilutive common stock equivalent shares outstanding during the period. Common stock equivalent shares are excluded from the computation if their effect is anti-dilutive.

The Company's Series B Convertible Preferred stock ("Preferred Stock – Series B") is considered a participating security as the preferred stock participates in dividends with the common stock, which requires the use of the two-class method when computing basic and diluted earnings per share.  The Preferred Stock – Series B is not required to absorb any net loss.

For all periods presented, the Company has reported a net loss and as a result, basic and diluted net loss per common share are the same.  Therefore, in calculating net loss per share amounts, shares underlying the following potentially dilutive common stock equivalents were excluded from the calculation of diluted net income per common share because their effect was anti-dilutive for each of the periods presented.

	Three Months Ended March 31,
	2012	2011

Options	4,628,749	4,418,374
Warrants	1,000,000	2,205,001
Convertible preferred stock	7,545,333	7,572,000
Total	13,174,082	14,195,375

Note 2 - SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The accompanying consolidated financial statements include the accounts of eMagin Corporation and its wholly owned subsidiary. All intercompany transactions have been eliminated in consolidation.

Use of estimates

In accordance with accounting principles generally accepted in the United States of America, management utilizes certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an on-going basis, management evaluates its estimates and judgments related to, among others, allowance for doubtful accounts, warranty reserves, inventory reserves, stock-based compensation expense, deferred tax asset valuation allowances, litigation, fair value of financial instruments and other loss contingencies. Management bases its estimates and judgments on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Revenue and cost recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, selling price is fixed or determinable and collection is reasonably assured. Product revenue is generally recognized when products are shipped to customers. The Company defers revenue recognition on products sold directly to the consumer with a maximum thirty day right of return. Revenue is recognized upon the expiration of the right of return.

The Company also earns revenues from certain R&D activities (contract revenues) under both firm fixed-price contracts and cost-type contracts. Revenues relating to firm fixed-price contracts and cost-type contracts are generally recognized on the percentage-of-completion method of accounting as costs are incurred (cost-to-cost basis). Contract costs include all direct material and labor costs and an allocation of allowable indirect costs as defined by each contract, as periodically adjusted to reflect revised agreed upon rates. These rates are subject to audit by the other party.

Product warranty

The Company offers a one-year product replacement warranty. In general, the standard policy is to repair or replace the defective products. The Company accrues for estimated returns of defective products at the time revenue is recognized based on historical activity as well as for specific known product issues. The determination of these accruals requires the Company to make estimates of the frequency and extent of warranty activity and estimate future costs to replace the products under warranty. If the actual warranty activity and/or repair and replacement costs differ significantly from these estimates, adjustments to cost of revenue may be required in future periods.

Research and development expenses

Research and development costs are expensed as incurred.

Cash and cash equivalents

All highly liquid instruments with an original maturity of three months or less at the date of purchase are considered to be cash equivalents.

Investments

Investments are certificates of deposit in financial institutions carried at cost on the accompanying balance sheet.

Accounts receivable

The majority of the Company's commercial accounts receivable are due from Original Equipment Manufacturers ("OEM's"). Credit is extended based on an evaluation of a customer's financial condition and, generally, collateral is not required. Accounts receivable are payable in U.S. dollars, are due within 30-90 days and are stated at amounts due from customers net of an allowance for doubtful accounts. Any account outstanding longer than the contractual payment terms is considered past due.

Allowance for doubtful accounts

The allowance for doubtful accounts reflects an estimate of probable losses inherent in the accounts receivable balance. The allowance is determined based on a variety of factors, including the length of time receivables are past due, historical experience, the customer's current ability to pay its obligation, and the condition of the general economy and the industry as a whole. The Company will record a specific reserve for individual accounts when the Company becomes aware of a customer's inability to meet its financial obligations, deterioration in the customer's operating results or financial position, or deterioration in the customer's credit history. If circumstances related to customers change, the Company would further adjust estimates of the recoverability of receivables. Account balances, when determined to be uncollectible, are charged against the allowance.

Inventory

Inventory is stated at the lower of cost or market. Cost is determined using the first-in first-out method. Cost includes materials, labor, and manufacturing overhead related to the purchase and production of inventories. The Company regularly reviews inventory quantities on hand, future purchase commitments with the Company's suppliers, and the estimated utility of the inventory. If the Company review indicates a reduction in utility below carrying value, the inventory is reduced to a new cost basis.

Equipment, furniture and leasehold improvements

Equipment, furniture and leasehold improvements are stated at cost. Depreciation on equipment is calculated using the straight-line method of depreciation over its estimated useful life. Amortization of leasehold improvements is calculated by using the straight-line method over the shorter of their estimated useful lives or lease terms. Expenditures for maintenance and repairs are charged to expense as incurred.

The Company performs impairment tests on its long-lived assets when circumstances indicate that their carrying amounts may not be recoverable. If required, recoverability is tested by comparing the estimated future undiscounted cash flows of the asset or asset group to its carrying value. Impairment losses, if any, are recognized based on the excess of the assets' carrying amounts over their estimated fair values.

Intangible assets

The Company's intangible assets consist of patents that are amortized over their estimated useful lives of fifteen years using the straight line method. Total intangible amortization expense was approximately $4 thousand for each of the years ended December 31, 2011, 2010, and 2009, respectively. The accumulated amortization as of December 31, 2011 was $30 thousand.

Advertising

Costs related to advertising and promotion of products are charged to sales and marketing expense as incurred. Advertising expense was $3 thousand, $4 thousand and $0 for the years ended December 31, 2011, 2010 and 2009.

Shipping and handling fees

The Company includes costs related to shipping and handling in cost of revenues.

Income taxes

The Company accounts for income taxes under an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. The effect on deferred tax assets and liabilities of changes in tax rates will be recognized as income or expense in the period that the change occurs. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. Changes in circumstances, assumptions and clarification of uncertain tax regimes may require changes to any valuation allowances associated with the Company's deferred tax assets.

Due to the Company's operating loss carryforwards, all tax years remain open to examination by the major taxing jurisdictions to which the Company is subject. In the event that the Company is assessed interest or penalties at some point in the future, it will be classified in the financial statements as tax expense.

Net income (loss) per common share

Basic loss per share ("Basic EPS") is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share ("Diluted EPS") is computed by dividing the net loss by the weighted average number of common shares outstanding during the reporting period while also giving effect to all potentially dilutive common shares that were outstanding during the reporting period.

In accordance with ASC 260, entities that have issued securities other than common stock that participate in dividends with the common stock ("participating securities") are required to apply the two-class method to compute basic EPS. The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security as if all such earnings had been distributed during the period. On December 22, 2008, the Company issued Convertible Preferred Stock – Series B which participates in dividends with the Company's common stock and is therefore considered to be a participating security. However, the participating convertible preferred stock is not required to absorb any net loss. Thus, the Company calculates EPS using the two-class method. The Company does not intend to pay dividends on its common or preferred stock.

The Company uses the more dilutive method of calculating the diluted earnings per share, either the two class method or "if-converted" method. Under the "if-converted" method, the convertible preferred stock is assumed to have been converted into common shares at the beginning of the period.

The following table summarizes the net income allocated to common shares and the basic and diluted shares used in the net income per share computations (in thousands, except share data):

	For the Years Ended
	2011	2010	2009

Net income (loss)	$4,966	$(1,140)	$(2,271)
Less income (loss) allocated to participating securities	1,250	—	—
Net income (loss) allocated to common shares - basic	$3,716	$(1,140)	$(2,271)
Less change in fair value of warrant liability allocated to common shares	1,907	—	—
Net income (loss) allocated to common shares - diluted	$1,809	$(1,140)	$(2,271)

Weighted average shares outstanding for basic earnings per share	22,448,138	19,239,933	16,343,650
Dilutive common share equivalents	3,126,384	—	—
Weighted average shares outstanding for diluted earnings per share	25,574,522	19,239,933	16,343,650

Potentially dilutive securities not included in weighted average share calculation
due to anti-dilutive effect	1,933,586	13,381,742	19,737,395

Comprehensive loss

Companies are required to report as comprehensive income all changes in equity during a period, except those resulting from investments by owners and distributions to owners, for the period in which they are recognized. Comprehensive income (loss) is the total of net income (loss) and other comprehensive income (loss) items, such as unrealized gains or losses on foreign currency translation adjustments. Comprehensive income (loss) must be reported on the face of the annual financial statements. The Company's operations did not give rise to any material items includable in comprehensive loss, which were not already in net loss for the years ended December 31, 2011, 2010 and 2009. Accordingly, the Company's comprehensive loss is the same as its net loss for the periods presented.

Stock-based compensation

The Company uses the fair value method of accounting for share-based compensation arrangements. The fair values of stock options are estimated at the date of grant using the Black-Scholes option valuation model. Stock-based compensation expense is reduced for estimated forfeitures and is amortized over the vesting period using the straight-line method. Compensation cost recognized for the years ended December 31, 2011, 2010, and 2009 includes a) compensation cost for all share-based compensation granted prior to, but not vested as of January 1, 2006, based on the estimated grant-date fair value estimated and b) compensation cost for all share-based compensation granted beginning January 1, 2006, based on the estimated grant-date fair value. The compensation cost was recognized using the straight-line attribution method.

Fair value of financial instruments

Authoritative accounting guidance defines fair value, establishes a framework for measuring fair value and establishes a fair value hierarchy which prioritizes the inputs to valuation techniques. The fair value of financial instruments is the amount that would be received in an asset sale or paid to transfer a liability in an orderly transaction between unaffiliated market participants. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1 – valued based on quoted prices at the measurement date for identical assets or liabilities trading in active markets. Level 2 – quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability. Level 3 – valuations derived from valuation techniques in which one or more significant inputs are not readily observable.

Warrant Liability

As of September 30, 2011, the Company and Stillwater Holdings LLC ("the Holder") signed an agreement to amend the warrant issued to the Holder on December 22, 2008 to purchase 1,875,467 shares of the Company's common stock. There are 1,000,000 shares remaining as the Holder exercised 875,467 shares in April 2010. The Amendment changed the expiration date from December 22, 2013 to June 22, 2014 and removed the anti-dilution feature. The warrant was reclassified from a warrant liability to equity as of September 30, 2011.

Prior to the amendment, the Company accounted for the warrant as a liability measured at fair value on a recurring basis using the Monte Carlo Simulation method. The warrant liability was categorized as a Level 3 as the fair value was determined using unobservable inputs.

The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured at fair value using significant unobservable inputs (Level 3) (in thousands).

	December 31,
	2011	2010
Balance as of January 1	$12,852	$6,878
Change in fair value of warrants	(2,548)	16,345
Fair value of warrants exercised	(8,490)	(10,013)
Fair value of warrants expired	—	(358)
Fair value of warrant modified	(1,814)	—
Balance as of December 31	$—	$12,852

For the year ended December 31, 2011, the change in the fair value of the warrant liability of $2.5 million was recorded as other income in the accompanying consolidated statements of operations. For the year ended December 31, 2010, the change in the fair value of the warrant liability of $16.0 million, net of $358,000 due to the expiration of certain warrants, was recorded as other expense in the accompanying consolidated statements of operations.

The Company estimated the fair value of the warrant liability utilizing the Monte Carlo Simulation method. The following assumptions were used in the Monte Carlo Simulation model to determine the fair value of the warrant liability:

	September 30, 2011
	(at modification)	December 31, 2010
Risk-free interest rate	0.42%	0.19% - 1.02%
Expected volatility	81.0%	71.9% - 79.2%
Expected life ( in years)	2.75	0.50	– 3.0
Expected dividend yield	0%	0%

Concentration of credit risk

The majority of eMagin's products are sold throughout North America, Asia, and Europe. Sales to the Company's recurring customers are generally made on open account while sales to occasional customers are typically made on a prepaid basis. eMagin performs periodic credit evaluations on its recurring customers and generally does not require collateral. An allowance for doubtful accounts is maintained for credit losses.

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and short-term and long-term investments. The Company's cash and cash equivalents are deposited with financial institutions which, at times, may exceed federally insured limits. The Company has funds invested in a money market account which are not insured. The Company has Certificates of Deposits ("CDs"), classified as short and long-term investments, which are federally insured. To date, the Company has not experienced any loss associated with this risk.

Recently issued accounting standards

In June 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standard update relating to the presentation of other comprehensive income. The accounting update eliminates the option to present components of other comprehensive income as part of the statement of stockholders' equity. Instead, companies must report comprehensive income in either a single continuous statement of comprehensive income (which would contain the current income statement presentation followed by the components of other comprehensive income and a total amount for comprehensive income), or in two separate but consecutive statements. This guidance is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the guidance to impact its consolidated financial statements.

In May 2011, the FASB issued an accounting standard update related to fair value measurements and disclosures to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with United States GAAP and International Financial Reporting Standards. This guidance includes amendments that clarify the intent about the application of existing fair value measurement requirements, while other amendments change a principle or requirement for measuring fair value or for disclosing information about fair value measurements. Specifically, the guidance requires additional disclosures for fair value measurements that are based on significant unobservable inputs. The updated guidance is to be applied prospectively and is effective for the Company's interim and annual periods beginning January 1, 2012. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Receivables
Note 2:  Accounts Receivable

The majority of the Company's commercial accounts receivable are due from Original Equipment Manufacturers ("OEM's"). Credit is extended based on an evaluation of a customer's financial condition and, generally, collateral is not required.

Accounts receivable consisted of the following (in thousands):

	March 31, 2012 (unaudited)	December 31, 2011
Accounts receivable	$4,912	$5,844
Less allowance for doubtful accounts	(268)	(268)
Accounts receivable, net	$4,644	$5,576

Note 3- RECEIVABLES

Receivables consisted of the following (in thousands):

	December 31,
	2011	2010
Trade receivables	$5,844	$5,524
Less allowance for doubtful accounts	(268)	(374)
Net receivables	$5,576	$5,150

Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventory [Abstract]
Inventory
 Note 3:  Inventories, Net

The components of inventories are as follows (in thousands):

	March 31, 2012 (unaudited)	December 31, 2011
Raw materials	$1,268	$1,092
Work in process	526	985
Finished goods	1,015	689
	2,809	2,766
Less inventory reserve	(9)	(6)
Total inventories, net	$2,800	$2,760

Note 4 - INVENTORY

The components of inventory were as follows (in thousands):

	December 31,
	2011	2010
Raw materials	$1,092	$748
Work in process	985	681
Finished goods	683	476
Total inventory	$2,760	$1,905

Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

Note 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2011	2010
Vendor prepayments	$237	$83
Other prepaid expenses*	771	694
Total prepaid expenses and other current assets	$1,008	$777

*No individual amounts greater than 5% of current assets.

Equipment, Furniture And Leasehold Improvements	12 Months Ended
Dec. 31, 2011
Equipment, Furniture And Leasehold Improvements [Abstract]
Equipment, Furniture And Leasehold Improvements

Note 6 – EQUIPMENT, FURNITURE AND LEASEHOLD IMPROVEMENTS

Equipment, furniture and leasehold improvements consist of the following (in thousands):

	December 31,
	2011	2010
Computer hardware and software	$1,103	$1,063
Lab and factory equipment	4,338	3,801
Furniture, fixtures, and office equipment	323	309
Assets under capital leases	66	66
Construction in progress	5,118	2,850
Leasehold improvements	473	473
Total equipment, furniture and leasehold improvements	11,421	8,562
Less: accumulated depreciation	(5,441)	(5,275)
Equipment, furniture and leasehold improvements, net	$5,980	$3,287

Depreciation expense was $166 thousand, $82 thousand and $78 thousand for the years ended December 31, 2011, 2010, and 2009, respectively. Assets under capital leases are fully amortized.

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Debt
Note 4:  Line of credit

At March 31, 2012, the Company had available a credit facility with Access Business Finance, LLC ("Access") under which the Company may borrow up to a maximum of $3 million based on a borrowing base equivalent of 75% of eligible accounts receivable.  The terms of the line of credit are:  the minimum monthly interest payment is $1,000; the interest rate is Prime plus 5% but not less than 8.25%; and the early termination fee is $6,000.  The renewal date is September 1, 2012.  The Company's obligations under the agreement are secured by its assets.    As of March 31, 2012, the Company had not borrowed on its line of credit.

Note 7– DEBT

For the years ended December 31, 2011, 2010, and 2009, interest expense includes interest paid or accrued, of approximately $74 thousand, $87 thousand, and $76 thousand, respectively, on outstanding debt. For the year ended December 31, 2009, approximately $0.4 million of deferred debt issuance costs were amortized to interest expense.

Line of Credit

2011

At December 31, 2011, the Company had available a credit facility with Access Business Finance, LLC ("Access") under which the Company may borrow up to a maximum of $3 million based on a borrowing base equivalent of 75% of eligible accounts receivable. The terms of the line of credit were amended as follows: the minimum monthly interest payment has decreased from $5,000 to $1,000; the interest rate has increased from Prime plus 4% but not less than 7.25% to Prime plus 5% but not less than 8.25%; the collateral management fee has decreased from .4% to 0%; the early termination fee has decreased from $18,000 to $6,000; and the borrowing minimum monthly income has decreased from $6,000 to $2,000. The renewal date is September 1, 2012.

The Company paid $30,000 in loan fees to Access which were charged to prepaid expense and will be amortized over the life of the Agreement. The Company's obligations under the agreement are secured by its assets. As of December 31, 2011, the Company had not borrowed on its line of credit.

2010

At December 31, 2010, the Company had available a credit facility with Access Business Finance, LLC ("Access") under which the Company may borrow up to a maximum of $3 million based on a borrowing base equivalent of 75% of eligible accounts receivable. The terms of the credit facility are unchanged from 2009. The renewal date is September 1, 2011. The Company paid $30,000 in loan fees to Access which were charged to prepaid expense and will be amortized over the life of the Agreement. As of December 31, 2010, the Company had not borrowed on its line of credit.

2009

At December 31, 2009, the Company had available a credit facility with Access under which the Company may borrow up to a maximum of $3 million based on a borrowing base equivalent of 75% of eligible accounts receivable. The interest on the line of credit is equal to the Prime Rate plus 4.00% but may not be less than 7.25% with a minimum monthly interest payment of $5,000. The term of the agreement with Access is for one year and automatically renews for successive one year terms unless, at least 60 days prior to the end of the current term, the Company gives Access prior written notice of its intent not to renew or if Access, at least ten days prior to the end of the current term, gives the Company written notice of its intent not to renew. The renewal date is September 1, 2010. The Company's obligations under the agreement are secured by its assets. The Company paid $25,000 in loan fees to Access which were charged to prepaid expense and will be amortized over the life of the Agreement. As of December 31, 2009, the Company had not borrowed on its line of credit.

Prior to Access, the Company had a line of credit with Moriah Capital, L. P. ("Moriah") which matured on August 7, 2009 and was not renewed.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 7:  Income Taxes

The Company's effective tax rates for the three months ended March 31, 2012 and 2011 was 37.1% and 36%, respectively.  The differences between the effective tax rate of 37.1% and the U.S. federal statutory rate of 34% for the three months ended March 31, 2012 were primarily due to the impact of state income taxes and alternative minimum tax.  For the three months ended March 31, 2011, the difference between the effective tax rate of 36% and the U.S. federal statutory rate of 34% was alternative minimum tax.

Due to the Company's operating loss carryforwards, all tax years remain open to examination by the major taxing jurisdictions to which the Company is subject. In the event that the Company is assessed interest or penalties at some point in the future, it will be classified in the financial statements as tax expense.

Note 8 - INCOME TAXES

Net income (loss) before income taxes consists of the following (in thousands):

	For the years ended December 31,

	2011		2010	2009
Domestic		$5,761	$(10,071)	$(2,181)
Total		$5,761	$(10,071)	$(2,181)

The federal and state income tax (benefit) provision is summarized as follows (in thousands):

	For the years ended December 31,
	2011		2010	2009
Current:
Federal		$(96)	$125		$90
Total current tax (benefit) expense		(96)	125		90
Deferred:
Federal		962	(9,056)		—
State		(71)	—		—
Total deferred tax expense ( benefit)		891	(9,056)		—
Total tax expense (benefit)		$795	$(8,931)		$90

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

The tax effects of significant items comprising the Company's deferred taxes as of December 31 are as follows (numbers are in thousands):

	For the years ended December 31,
	2011	2010	2009
Deferred tax assets:
Federal and state net operating loss carryforwards	$36,210	$37,160	$39,391
Research and development tax credit carryforwards	1,684	1,589	1,440
Stock based compensation	2,241	1,378	1,240
Depreciation and amortization	8	223	385
Other provisions and expenses not currently deductible	614	1,019	988
Accrued severance	—	222	—
Total deferred tax assets	$40,757	$41,591	$43,444
Deferred tax liabilities:
Prepaid expenses	$(227)	$(170)	$(197)
Total deferred tax liabilities	$(227)	$(170)	$(197)
Less valuation allowance	$(32,365)	$(32,365)	$(43,247)
Net deferred tax asset	$8,165	$9,056	$0

The Company accounts for income taxes under an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. The effect on deferred tax assets and liabilities of changes in tax rates will be recognized as income or expense in the period that the change occurs. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. Changes in circumstances, assumptions and clarification of uncertain tax regimes may require changes to any valuation allowances associated with the Company's deferred tax assets.

Realization of the future tax benefits is dependent on the Company's ability to generate sufficient taxable income within the carryforward period. Through December 31, 2009, the Company's net deferred tax assets were fully reserved due to uncertainty of realization through future earnings. In 2010, the Company determined that based on all available evidence, both positive and negative, and based on the weight of the available evidence, including the Company's cumulative taxable income over the past three years and expected profitability in 2011 through 2013 that certain of its deferred tax assets were more likely than not realizable through future earnings. Accordingly, the Company reduced its valuation allowance by $9.1 million and recorded a corresponding tax benefit of $9.1 million.

In 2011, the Company determined that based on all available evidence, both positive and negative, and based on the weight of the available evidence, including the Company's projected cumulative taxable income through 2016 that certain of its deferred tax assets were more likely than not realizable through future earnings. The projected cumulative tax benefit on taxable income through 2016 was less than the projected cumulative tax benefit used in an analysis prepared in 2010. The Company determined that the realizable asset was less than the amount recorded in the prior year and accordingly the net asset after the valuation allowance is approximately $1 million less as of December 31, 2011. The Company used projected taxable income through 2016 based on its history of taxable income and losses and estimates that the taxable income through 2016 is more likely than not to be realized and is less likely in periods after 2016.

As of December 31, 2011, 2010, and 2009, the Company has net deferred tax assets of approximately of $40.5, $41.4, and $43.2 million, respectively, primarily resulting from the future tax benefit of net operating loss carryforwards. The valuation allowance decreased by $0, $10.9, and $1.4, million during the years 2011, 2010, and 2009, respectively. The amount of the valuation allowance for deferred tax assets associated with excess tax deduction from stock based compensation arrangement that is allocated to contributed capital if the future tax benefits are subsequently recognized is $3.1 million at December 31, 2011.

During the year ended December 31, 2011, the Company did not utilize its prior years' net operating loss carryforward. As of December 31, 2011, eMagin has federal and state net operating loss carryforwards of approximately $109 million and $2.7 million, respectively. The federal research and development tax credit carryforwards are approximately $1.8 million. The net operating losses and tax credit carryforwards will be available to offset future taxable income, if any, from 2013 to 2033. The utilization of net operating losses is subject to a limitation due to the change of ownership provisions under Section 382 of the Internal Revenue Code and similar state provisions. Such limitation may result in the expiration of the net operating losses before their utilization. The Company has done an analysis regarding prior year ownership changes, and it has been determined that the Section 382 limitation on the utilization of net operating losses will currently not materially affect the Company's ability to utilize its net operating losses.

The difference between the statutory federal income tax rate on the Company's pre-tax loss and the Company's effective income tax rate is summarized as follows:

	For the years ended December 31,

	2011		2010	2009
U.S. Federal income tax expense (benefit) at federal statutory rate		34%	(34)%		(34	) %
Change in valuation allowance		—%	(108)%		(62)%
Change in effective state tax rate		(2)%	—%		(3)%
Change in the fair value of warrant liability		(15)%	54%		102%
Credits		(2)%	—%		—%
Other, net		(1)%	(1)%		1%
Effective tax rate		14%	(89)%		4%

The Company did not have unrecognized tax benefits which would require an adjustment to the January 1, 2007 beginning balance of retained earnings. The Company did not have any unrecognized tax benefits at December 31, 2011, 2010, or 2009. The Company recognizes interest accrued and penalties related to unrecognized tax benefits in tax expense. During the years ended December 31, 2011, 2010, and 2009, the Company recognized no interest and penalties.

The Company files income tax returns in the U.S. federal jurisdiction, California, New York and Virginia. Due to the Company's operating losses, all tax years remain open to examination by major taxing jurisdictions to which the Company is subject.

Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 6:  Shareholders' Equity

Preferred Stock - Series B Convertible Preferred Stock ("the Preferred Stock – Series B")

As of March 31, 2012, there were 5,659 shares of Preferred Stock – Series B issued and outstanding.

Common Stock

For the three months ended March 31, 2012, the Company received approximately $29 thousand for 24,000 stock options exercised.   For the three months ended March 31, 2011, the Company received approximately $22 thousand for 23,250 stock options exercised.  For the three months ended March 31, 2011, there were 380,511 warrants exercised on a cashless basis resulting in 310,897 shares of common stock issued.   In addition, the Company received proceeds of approximately $81 thousand from the exercise of warrants and issued 72,116 shares of common stock in the three months ended March 31, 2011.

Note 9 - SHAREHOLDERS' EQUITY

Preferred Stock

Preferred Stock – Series B Convertible Preferred Stock ("the Preferred Stock – Series B")

The Company has designated 10,000 shares of the Company's preferred stock as Preferred Stock – Series B at a stated value of $1,000 per share. The Preferred Stock – Series B is convertible into common stock at a conversion price of $0.75 per share. The Preferred Stock – Series B does not pay interest. The holders of the Preferred Stock – Series B are not entitled to receive dividends unless the Company's Board of Directors declare a dividend for holders of the Company's common stock and then the dividend shall be equal to the amount that such holder would have been entitled to receive if the holder converted its Preferred Stock – Series B into shares of the Company's common stock. Each share of Preferred Stock – Series B has voting rights equal to (i) the number of shares of Common Stock issuable upon conversion of such shares of Preferred Stock – Series B at such time (determined without regard to the shares of Common Stock so issuable upon such conversion in respect of accrued and unpaid dividends on such share of Preferred Stock) when the Preferred Stock – Series B votes together with the Company's Common Stock or any other class or series of stock of the Company and (ii) one vote per share of Preferred Stock when such vote is not covered by the immediately preceding clause. In the event of a liquidation, dissolution, or winding up of the Company, the Preferred Stock – Series B is entitled to receive liquidation preference before the Common Stock. The Company may at its option redeem the Preferred Stock – Series B by providing the required notice to the holders of the Preferred Stock – Series B and paying an amount equal to $1,000 multiplied by the number of shares for all of such holder's shares of outstanding Preferred Stock – Series B to be redeemed.

On December 22, 2008, the Company entered into a Securities Purchase Agreement pursuant to which the Company sold and issued an aggregate of 4,033 shares of its Preferred Stock – Series B for an aggregate price of approximately $4.03 million and warrants to purchase 1,875,467 shares of common stock at $1.03 per share. The fair value of the warrants was recorded as equity and there was no impact on the consolidated financial position or the results of operations. As of January 1, 2009, the Company adopted ASC 815 and as a result the warrants were reclassified as liabilities using a Monte Carol Simulation model to estimate the fair value of the liabilities. At each reporting date, the change in the fair value of the liability was recorded in the Consolidated Statements of Operations.

The Company and Stillwater Holdings LLC ("the Holder") signed an agreement to amend the warrant as of September 30, 2011. There were 1,000,000 shares remaining as the Holder had exercised 875,467 shares in April 2010. The Amendment changed the expiration date from December 22, 2013 to June 22, 2014 and removed the anti-dilution feature. As a result, the warrant was reclassified from a warrant liability to equity.

During the years ended December 31, 2011 and 2010, there were 20 and 60 shares of Preferred Stock - Series B converted into 26,666 and 80,000 shares of common stock, respectively. As of December 31, 2011, there were 5,659 shares of Preferred Stock – Series B issued and outstanding.

Common Stock

2011

During the year ended December 31, 2011, the Company received approximately $770 thousand for the exercise of 678,403 options and $561 thousand for 1,072,116 warrants exercised. There were 60,000 options exercised on a cashless basis resulting in 49,685 shares of common stock issued. There were 581,895 warrants exercised on a cashless basis resulting in 476,663 shares of common stock issued.

On August 24, 2011, eMagin's Board of Directors approved a stock repurchase plan authorizing the Company to repurchase common stock not to exceed $2.5 million in total value. The Company accounts for the treasury stock using the cost method. During the year ended December 31, 2011, the Company repurchased 25,000 shares at an average cost of $3.81 per share.

2010

During the year ended December 31, 2010, the Company received approximately $805 thousand for options exercised and $250 thousand for 100,000 warrants exercised. There were 5,148,811 million warrants exercised on a cashless basis resulting in 3,518,110 shares of common stock issued.

During the year ended December 31, 2010, the Company also issued 15,363 shares of common stock for payment of approximately $55 thousand for services rendered. As such, the Company recorded the fair value of the services in selling, general and administrative expenses in the accompanying consolidated statements of operations for the year ended December 31, 2010.

2009

During the year ended December 31, 2009, the Company received approximately $5 thousand for options exercised and there were 2.9 million warrants exercised on a cashless basis resulting in 726,910 shares of common stock issued.

During the year ended December 31, 2009, the Company also issued 498,533 shares of common stock for payment of approximately $304 thousand for services rendered and to be rendered in the future. As such, the Company recorded the fair value of the services in prepaid expenses and selling, general and administrative expenses in the accompanying consolidated statements of operations for the year ended December 31, 2009.

At December 31, 2008, the 522,500 shares underlying the 2007 and 2008 put options ("put options") granted to Moriah were presented on the balance sheet as redeemable common stock in the amount of $429 thousand which represented the amount for which the shares may be redeemed at the option of Moriah. On August 7, 2009, the put options expired when Moriah elected not to exercise its put options. The 522,500 shares are classified as permanent equity on the December 31, 2009 balance sheet.

Stock Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Compensation [Abstract]
Stock Compensation
 Note 5:  Stock-based Compensation

The Company uses the fair value method of accounting for share-based compensation arrangements. The fair value of stock options is estimated at the date of grant using the Black-Scholes option valuation model.  Stock-based compensation expense is reduced for estimated forfeitures and is amortized over the vesting period using the straight-line method of attribution.

The following table summarizes the allocation of non-cash stock-based compensation to our expense categories for the three month periods ended March 31, 2012 and 2011 (in thousands):

	Three Months Ended March 31, (unaudited)
	2012	2011
Cost of goods sold	$64	$25
Research and development	141	19
Selling, general and administrative	544	812
Total stock-based compensation expense	$749	$856

At March 31, 2012, total unrecognized compensation costs related to stock options was approximately $4.0 million, net of estimated forfeitures and is expected to be recognized over a weighted average period of approximately 2.3 years.

The key assumptions used in the Black-Scholes option pricing model to determine the fair value of stock options granted and the weighted average grant date fair value per share are as follows:

	Three Months Ended March 31, (unaudited)
	2012	2011
Dividend yield	0%	0%
Risk free interest rates	0.51 to 0.87%	1.04 to 2.37%
Expected volatility	71.8 to 81.2%	67.1 to 85.7%
Expected term (in years)	3.5 to 5.5	3.5 to 5.5
Weighted average grant date fair value per share	$2.25	$3.92

The Company has not declared or paid any dividends and does not expect to do so in the near future.  The risk-free interest rate used in the Black-Scholes option pricing model is based on the implied yield currently available on U.S. Treasury securities with an equivalent term.   Expected volatility is based on the weighted average historical volatility of the Company's common stock for the most recent five year period.  The expected term of options represents the period that our stock-based awards are expected to be outstanding and was determined based on historical experience and vesting schedules of similar awards.

A summary of the Company's stock option activity for the three months ended March 31, 2012 is presented in the following tables:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	4,242,251	$3.93
Options granted	410,500	3.88
Options exercised	(24,000)	1.20
Options forfeited	—	—
Options cancelled	—	—
Outstanding at March 31, 2012	4,628,751	$3.94	5.93	$3,676,255
Vested or expected to vest at March 31, 2012 (1)	4,555,187	$3.91	5.94	$3,673,636
Exercisable at March 31, 2012	3,157,477	$3.03	6.14	$3,623,865
(1) The expected to vest options are the result of applying the pre-vesting forfeiture rate assumptions to total unvested options.

The aggregate intrinsic value in the table above represents the difference between the exercise price of the underlying options and the quoted price of the Company's common stock.   During the three months ended March 31, 2012, the aggregate intrinsic value of options exercised was $62 thousand. The Company issues new shares of common stock upon exercise of stock options.

Note 10 - STOCK COMPENSATION

Employee stock purchase plan

In 2005, the stockholders approved the 2005 Employee Stock Purchase Plan ("ESPP"). The ESPP provides the Company's employees with the opportunity to purchase common stock through payroll deductions. Employees may purchase stock semi-annually at a price that is 85% of the fair market value at certain plan-defined dates. At December 31, 2011, the number of shares of common stock available for issuance was 300,000. As of December 31, 2011, the plan had not been implemented.

Incentive compensation plans

In 2003, the Company established the 2003 Stock Option Plan (the "2003 Plan"). The 2003 Plan provided for the granting of options to purchase an aggregate of 920,000 shares of the common stock to employees and consultants. On July 2, 2003, the shareholders approved the plan and the 2003 Plan was subsequently amended by the Board of Directors on July 2, 2003 to reduce the number of additional shares that may be provided for issuance under the "evergreen" provisions of the 2003 Plan. The amended 2003 Plan provides for an increase of 200,000 shares in January 2004 and an annual increase on January 1 of each year for a period of nine (9) years commencing on January 1, 2005 of 3% of the diluted shares outstanding. The shareholders approved an amendment to the 2003 Plan to provide grants of shares of common stock in addition to options to purchase shares of common stock. In 2011, there were 1,204,608 options issued from the 2003 Plan.

The 2008 Incentive Stock Plan ("the 2008 Plan") adopted and approved by the Board of Directors on November 5, 2008 provides for shares of common stock and options to purchase shares of common stock to employees, officers, directors and consultants. The 2008 Plan has an aggregate of 2,000,000 shares. In 2011, there were 200,000 options issued from the 2008 Plan.

The 2011 Incentive Stock Plan (the "2011 Plan") was approved by the Company's shareholders on November 3, 2011. The 2011 Plan provides for grants of common stock and options to purchase common stock to employees, officers, directors and consultants. The Board of Directors reserved 1.4 million shares of common stock for issuance under the 2011 Plan. In addition, the 2011 Plan includes an evergreen provision that provides for an annual increase in common stock available for issuance however, on October 31, 2011 the Board committed to submit an amendment to the 2011 Plan to shareholders to eliminate the evergreen provision and to prohibit the repricing or exchange of stock options without stockholder approval. The Board also committed to maintain an average run rate over 2012 that does not exceed 4.5%. Run rate is defined as the sum of the number of stock options granted during the year, divided by the Company's fully diluted shares outstanding. In 2011, there were 473,499 options issued from the 2011 Plan.

			Weighted
			Average
			Remaining
Vesting terms of the options range from immediate vesting to a		Weighted	Contractual	Aggregate
ratable vesting period of 5 years. Option activity for the year	Number of	Average	Life (In	Intrinsic
ended December 31, 2011 is summarized as follows:	Shares	Exercise Price	Years)	Value
Balances at December 31, 2008	1,615,673	$1.63
Options granted	1,278,840	1.03
Options exercised	(5,342)	0.98
Options forfeited	(71,597)	2.60
Options cancelled	—	—
Balances at December 31, 2009	2,817,574	$1.33
Options granted	949,585	2.85
Options exercised	(529,728)	1.52
Options forfeited	(67,904)	3.17
Options cancelled	(17,413)	1.90
Balances at December 31, 2010	3,152,114	$1.71
Options granted	1,878,107	6.62
Options exercised	(728,088)	6.60
Options forfeited	(28,043)	4.91
Options cancelled	(31,839)	1.13
Balances at December 31, 2011	4,242,251	$3.93	5.76	$4,676,445
Vested or expected to vest at December 31, 2011(1)	4,164,959	$3.88	5.76	$4,672,401
Exercisable at December 31, 2011	2,696,412	$2.30	6.21	$4,595,573

(1) The expected to vest options are the result of applying the pre-vesting forfeiture rate assumptions to total unvested options.

At December 31, 2011, there were 1,097,979 shares available for grant under the 2011, 2008 and 2003 Plans.

The aggregate intrinsic value in the table above represents the difference between the exercise price of the underlying options and the quoted price of the Company's common stock on December 31, 2011 for the options that were in-the-money. As of December 31, 2011 there were 2,088,366 options that were in-the-money. The Company's closing stock price was $3.70 as of December 31, 2011. The Company issues new shares of common stock upon exercise of stock options. The intrinsic value of the 2011 options exercised was $3.6 million.

Stock based compensation

The Company uses the fair value method of accounting for share-based compensation arrangements. The fair value of stock options is estimated at the date of grant using the Black-Scholes option valuation model. Stock-based compensation expense is reduced for estimated forfeitures and is amortized over the vesting period using the straight-line method.

The following table summarizes the allocation of stock-based compensation to expense categories for the years ended December 31, 2011, 2010, and 2009 (in thousands):

	For the years ended December 31,
	2011	2010	2009
Cost of revenue	$208	$176	$134
Research and development	412	172	201
Selling, general, and administrative	2,287	1,473	775
Total stock compensation expense	$2,907	$1,821	$1,110

At December 31, 2011, total unrecognized compensation costs related to stock options was approximately $3.8 million, net of estimated forfeitures. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures and is expected to be recognized over a weighted average period of approximately 2.4 years.

Options granted to non-employees are measured at the grant date using a fair value options pricing model and remeasured to the current fair market value at each reporting period as the underlying options vest and services are rendered. There were 12,500 options granted to consultants in the year ended December 31, 2011 which were fully vested upon grant. The following assumptions were used in the Black-Scholes option pricing model to determine the fair value of stock options granted to non-employees: dividend yield – 0%; risk free interest rate – 2.32%; expected volatility – 85.7%; and expected term – 5 years.

In determining the fair value of stock options granted during the years ended December 31, 2011, 2010, and 2009, the following key assumptions were used in the Black-Scholes option pricing model:

	For the years ended December 31,
	2011	2010		2009

Dividend yield	0%	0%		0%
Risk free interest rates	1.04 - 2.37%	1.14 - 2.57%		1.44 – 2.51%
Expected volatility	67 - 86%	81	% - 87%	68	% - 86%
Expected term ( in
years)	3.5 - 5.5	3.5 - 5.5		5

The weighted average fair value per share for options granted in 2011, 2010, and 2009 was $3.58, $1.91, and $0.64, respectively. We have not declared or paid any dividends and do not currently expect to do so in the near future. The risk-free interest rate used in the Black-Scholes option pricing model is based on the implied yield currently available on U.S. Treasury securities with an equivalent term. Expected volatility is based on the weighted average historical volatility of the Company's common stock for the most recent five year period. The expected term of options represents the period that eMagin's stock-based awards are expected to be outstanding and was determined based on historical experience and vesting schedules of similar awards.

Warrants

At December 31, 2011, there are 1,000,000 warrants to purchase shares of common stock outstanding and exercisable at an exercise price of $1.03 and expiration date of June 22, 2014.

	Outstanding Warrants
		Weighted
		Average
	Shares	Exercise Price
Balances at December 31, 2008	12,279,240	$1.88
Warrants granted	—	—
Warrants exercised	(2,900,000)	1.03
Warrants expired	(111,418)	1.28
Balances at December 31, 2009	9,267,822	$2.16
Warrants granted	—	—
Warrants exercised	(5,248,811)	1.24
Warrants expired	(1,361,382)	8.17
Balances at December 31, 2010	2,657,629	$0.89
Warrants granted	—	—
Warrants exercised	(1,654,012)	0.79
Warrants expired	(3,617)	7.54
Balances at December 31, 2011	1,000,000	$1.03

Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
Note 8:  Commitments and Contingencies

Royalty Payments

The Company signed a license agreement on March 29, 1999 with Eastman Kodak ("Kodak'), under which it is obligated to make royalty payments. Under this agreement, the Company must pay to Kodak a minimum royalty plus a certain percentage of net sales with respect to certain products, which percentages are defined in the agreement. The percentages are on a sliding scale depending on the amount of sales generated. Any minimum royalties paid will be credited against the amounts due based on the percentage of sales. The royalty agreement terminates upon the expiration of the issued patent which is the last to expire.  The Company was notified that Kodak sold substantially all rights and obligations under the Company's license agreement to Global OLED Technology ("GOT") as of December 30, 2009.

In late 2008, the Company began evaluating the status of its manufacturing process and the use of the intellectual property ("IP") associated with its license agreement.  After this analysis and after making a few changes to its manufacturing process, by the end of 2008 the Company had stopped using the IP covered under the license agreement.  The last royalty payment under the license agreement was made in November 2009.  The Company determined that it is no longer required to pay the minimum royalty payment and as such has not paid or accrued this amount.

In April 2011, the Company received a request for royalty payments from a representative of GOT. The Company responded stating that the licenses were no longer in force and that the request for royalties was untimely.  Although GOT does not agree, both parties have expressed an interest in resolving the disagreement amicably.  Communications to date have been preliminary regarding its resolution.  The Company estimates that the range of loss contingency is between $0 and $250 thousand.

Operating Leases

The Company leases office facilities and office, lab and factory equipment under operating leases.  Certain leases provide for payments of monthly operating expenses. The Company currently has lease commitments for space in Hopewell Junction, New York, Bellevue, Washington, and Santa Clara, California.

The Company's manufacturing facilities are leased from IBM in Hopewell Junction, New York.  eMagin leases approximately 37,000 square feet to house its equipment for OLED microdisplay fabrication and for research and development, an assembly area and administrative offices. The lease expires May 31, 2014 with the option of extending the lease for five years.   The corporate headquarters are located in Bellevue, Washington where eMagin leases approximately 6,300 square feet.   The lease expires on August 31, 2014.  In addition, the Company leases approximately 2,400 square feet of office space for design and product development in Santa Clara, California and the lease expires on October 31, 2012.

For the three months ended March 31, 2012 and 2011, rent expense was approximately $302 thousand and $289 thousand, respectively.

Equipment Purchase Commitments

The Company has committed to equipment purchases of $1.7 million at March 31, 2012.

Note 11 - COMMITMENTS AND CONTINGENCIES

Royalties

The Company signed a license agreement on March 29, 1999 with Eastman Kodak ("Kodak'), under which it is obligated to make royalty payments. Under this agreement, the Company must pay to Kodak a minimum royalty plus a certain percentage of net sales with respect to certain products, which percentages are defined in the agreement. The percentages are on a sliding scale depending on the amount of sales generated. Any minimum royalties paid will be credited against the amounts due based on the percentage of sales. The royalty agreement terminates upon the expiration of the issued patent which is the last to expire. The Company was notified that Kodak sold substantially all rights and obligations under the Company's license agreement to Global OLED Technology ("GOT") as of December 30, 2009.

In late 2008, the Company began evaluating the status of its manufacturing process and the use of the intellectual property ("IP") associated with its license agreement. After this analysis and after making a few changes to its manufacturing process, by the end of 2008 the Company had stopped using the IP covered under the license agreement. The last royalty payment under the license agreement was made in November 2009. The Company determined that it is no longer required to pay the minimum royalty payment and as such has not paid or accrued this amount.

In April 2011, the Company received a request for royalty payments from a representative of GOT. The Company responded stating that the licenses were no longer in force and that the request for royalties was untimely. Although GOT does not agree, both parties have expressed an interest in resolving the disagreement amicably. Communications to date have been very preliminary regarding its resolution. The Company estimates that the range of loss contingency is between $0 and $250 thousand.

Operating leases

The Company leases office facilities and office, lab and factory equipment under operating leases. The Company currently has lease commitments for space in Hopewell Junction, New York, Bellevue, Washington, and Santa Clara, California.

The Company's manufacturing facilities are leased from IBM in Hopewell Junction, New York. eMagin leases approximately 37,000 square feet to house its equipment for OLED microdisplay fabrication and for research and development, an assembly area and administrative offices. The lease expires May 31, 2014 with the option of extending the lease for five years. The corporate headquarters are located in Bellevue, Washington where eMagin leases approximately 6,300 square feet. The lease expires on August 31, 2014. In addition, the Company leases approximately 2,400 square feet of office space for design and product development in Santa Clara, California and the lease expires on October 31, 2012.

The future minimum lease payments through 2014 are $2.9 million. Rent expense was approximately $1.2 million, $1.1 million, and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The following is a schedule of future minimum lease payments under long-term operating leases (in thousands):

Year Ending December 31,

2012	$1,222
2013	1,227
2014	480
Net minimum lease payments	$2,929

Equipment purchase commitments

eMagin has committed to equipment purchases of $1.8 million at December 31, 2011.

Employee benefit plans

eMagin has a defined contribution plan (the 401(k) Plan) under Section 401(k) of the Internal Revenue Code, which is available to all employees who meet established eligibility requirements. Employee contributions are generally limited to 15% of the employee's compensation. Under the provisions of the 401(k) Plan, eMagin may match a portion of the participating employees' contributions. There was no matching contribution to the 401(k) Plan for the years ended December 31, 2011, 2010 and 2009.

Legal proceedings

On March 17, 2010, Gary Jones, a former executive at the Company, filed a complaint for damages in the Superior Court of the State of Washington for King County (the "Court") against the Company and the Company's Chief Financial Officer. The complaint alleged unspecified damages for failure to pay contractual payments and wages under Washington law and included, among other claims, breach of contract, breach of the duty of good faith and fair dealing, promissory estoppel and misrepresentation.

On May 21, 2010, the Court granted eMagin's and the Chief Financial Officer's motions to dismiss certain of the claims. Then, on March 21, 2011, the Company executed a Settlement Agreement and Full and Complete Mutual Release (the "Settlement Agreement") among the Company, Mr. Jones and the Company's Chief Financial Officer, which became effective on March 29, 2011.On April 5, 2011, pursuant to the Settlement Agreement, the Company made the following payments in the aggregate amount of $650 thousand: (i) payment to Mr. Jones in the gross amount of $478 thousand for payment amounts set forth in the Executive Separation and Consulting Agreement ("ECSA") and Expense Reimbursement and Compensation Schedule ("ERCS") entered into by Mr. Jones and the Company in January 2007; (ii) payment to Mr. Jones in the amount of approximately $27 thousand for a negotiated interest amount pursuant to the ECSA and ERCS; and (iii) approximately $145 thousand in attorney's fees paid to Mr. Jones' attorneys (collectively, the "Settlement Payments"). The settlement offer was recorded as a liability on the Company's Consolidated Balance Sheet and included in selling, general, and administrative expense on the Company's Consolidated Statements of Operations as of December 31, 2010.

The Settlement Agreement contains mutual releases among the Company, its Chief Financial Officer and Mr. Jones, and pursuant to the Settlement Agreement, Mr. Jones agreed to dismiss the Complaint against the Company and its Chief Financial Officer with prejudice. On April 7, 2011 the Complaint was dismissed with prejudice by the Court.

On December 6, 2005, New York State Urban Development Corporation commenced action against eMagin in the Supreme Court of the State of New York, County of New York asserting breach of contract and seeking to recover a $150,000 grant which was made to eMagin based on goals set forth in the agreement for recruitment of employees. On July 13, 2006, eMagin agreed to a settlement with the New York State Urban Development Corporation to repay $112,200 of the $150,000 grant. The settlement required that repayments be made on a monthly basis in the amount of $3,116.67 per month commencing August 1, 2006 and ending on July 1, 2009. As of December 31, 2009, the settlement was paid in full and $37,800 was forgiven as a result of timely payments and was recorded in other income on the Company's Consolidated Statements of Operations.

Separation and employment agreements

2011

Effective as of June 1, 2011, the Company and Andrew G. Sculley entered into an executive employment agreement (the "Employment Agreement") pursuant to which Mr. Sculley will continue serving as the Company's President and Chief Executive Officer until December 31, 2013 unless the contract is terminated sooner pursuant to its terms. Under the Employment Agreement, Mr. Sculley is paid an annual base salary of $384,000. Pursuant to the Employment Agreement, the Company agreed to use reasonable efforts to submit a proposal to its shareholders at its next annual meeting relating to the approval of a new incentive stock plan ("Plan") and to grant Mr. Sculley stock options (the "Options") and/or restricted shares of the Company's Common Stock, valued at $400,000 (based on a Black Scholes valuation method for the Options and the market price on the day of the grant for the restricted stock), within ten days of the annual meeting, provided the Plan was approved. On November 3, 2011, Mr. Sculley was granted 188,333 options at $4.03 per share, of which (i) 1/3 shall vest on the 1st annual anniversary of the Employment Agreement, (ii) 1/3 shall vest on the 2nd annual anniversary of the Employment Agreement and (iii) 1/3 shall vest on December 31, 2013.

Pursuant to the Employment Agreement, Mr. Sculley's employment may be terminated by the Company with or without cause and he may terminate his employment for Good Reason (as defined in the Employment Agreement) and such other reasons set forth in the Employment Agreement. If Mr. Sculley's employment agreement is terminated without cause or if he terminates it for Good Reason, then Mr. Sculley, at the Company's sole discretion, shall be entitled to the lesser of (i) the total amount of his base salary that remains unpaid under the Employment Agreement, which shall be paid monthly or (ii) monthly salary payments for twelve (12) months, based on his monthly rate of base salary at the date of such termination, provided, however in lieu of the aforementioned monthly payments, the Company may in its sole discretion pay such payments in a lump-sum. Mr. Sculley shall also be entitled to receive (i) payment for accrued and unpaid vacation pay and (ii) all bonuses that have accrued during the term of the Employment Agreement, but have not been paid. Additionally, any non-vested options held by Mr. Sculley shall vest immediately. If the Employment Agreement is terminated with cause or if Mr. Sculley terminates it without Good Reason then Mr. Sculley shall cease to accrue salary, personal time off, benefits and other compensation on the date of such termination.

On March 15, 2011, the Company signed an executive employment agreement (the "Employment Agreement") with Jerry Carollo to serve as the Company's Senior Vice President Business Development effective March 21, 2011. Pursuant to the Employment Agreement, Mr. Carollo is paid a base salary of $270,000 and was granted 100,000 options which are exercisable at $6.89 per share, the market price on the date of the grant, of which one third will vest annually on the subsequent three anniversary dates. If Mr. Carollo voluntarily terminates his employment with the Company, other than for Good Reason as defined in the Employment Agreement, he shall cease to accrue salary, personal time off, benefits and other compensation on the date of voluntary termination. The Company may terminate Mr. Carollo's employment with or without cause. If the Company terminates without cause, Mr. Carollo will be entitled to the lesser of (i) the total amount of base salary that remains unpaid under the Employment Agreement which shall be paid monthly or (ii) monthly salary payments for twelve (12) months, based on his monthly rate of base salary at the date of such termination, or in lieu of the aforementioned monthly payments, the Company may in its sole discretion pay such payments in a lump- sum. Mr. Carollo shall also be entitled to receive (i) payment for accrued and unpaid vacation pay and (ii) all bonuses that have accrued during the term of the Employment Agreement, but not been paid. All non-vested options shall vest immediately.

On January 19, 2011, the Company signed an executive employment agreement (the "Employment Agreement") with Susan R. Taylor to serve as the Company's Corporate Secretary, Senior Vice President and General Counsel effective February 1, 2011. Pursuant to the Employment Agreement, Ms. Taylor is paid a base salary of $175,000 and was granted 225,000 options which are exercisable at $6.82 per share, the market price on the date of the grant, of which one third will vest annually on the subsequent three anniversary dates. If Ms. Taylor voluntarily terminates her employment with the Company, other than for Good Reason as defined in the Employment Agreement, she shall cease to accrue salary, personal time off, benefits and other compensation on the date of voluntary termination. The Company may terminate Ms. Taylor's employment with or without cause. If the Company terminates without cause, Ms. Taylor will be entitled to, at the Company's sole discretion, either (i) monthly salary payments for twelve (12) months, based on her monthly rate of base salary at the date of such termination, or (ii) a lump-sum payment of her salary for such 12 month period, based on her monthly rate of base salary at the date of such termination. Ms. Taylor shall also be entitled to receive (i) payment for accrued and unpaid vacation pay and (ii) all bonuses that have accrued during the term of the Employment Agreement, but not been paid. All non-vested options shall vest immediately.

2010

Pursuant to the Employment Agreement between the Company and Susan Jones (as previously amended and extended, the "Employment Agreement"), the term of Ms. Jones' contract with the Company ended May 12, 2010 and her employment with the Company ceased at that time. Under the terms of the Employment Agreement between Susan Jones and the Company, Ms. Jones was entitled to a payment of eighteen months salary totaling approximately $473 thousand which payment was made as of June 30, 2010, incentive payments of 1% of revenue paid quarterly for a period of eighteen months, continuation of health insurance for twenty four months and a moving allowance for personal effects of $7.5 thousand. In addition, 12,696 unvested options immediately vested and became exercisable upon termination. As a result, the Company took a one-time non-cash compensation charge of $28 thousand in the second quarter of 2010.

The Company accounted for the incentive payments under guidance that benefits provided in accordance with an agreement be recorded as a liability when it is probable that the employee is entitled to the benefits and the amount can be reasonably estimated. At June 30, 2010, the Company estimated that $440 thousand was a reasonable estimate of the eighteen months of incentive payments and approximately $21 thousand was a reasonable estimate for the continuation of health insurance for twenty four months. Thus, at that time the Company recorded a liability of approximately $469 thousand which included the incentive payments, health insurance coverage, and the moving allowance and the associated expense as a selling, general and administrative expense in the financial statements issued for the period ended June 30, 2010. At December 31, 2010, the Company reviewed the estimates and assessed the liability for the incentive payments and health insurance coverage, and recorded an additional liability of $175 thousand. Total severance expense for 2010 was $1.1 million.

2009

On May 8, 2009, the Company signed a three year executive employment agreement with Paul Campbell to serve as the Company's Chief Financial Officer, Senior Vice President and Treasurer. Mr. Campbell had been serving as the Company's Interim Chief Financial Officer since April 15, 2008. Pursuant to the employment agreement, Mr. Campbell was paid an initial annual salary of $282 thousand and was granted options to purchase 340,000 shares of the Company's common stock which are exercisable at $1.09 per share, the market price on the date of the grant. The options vested as follows: one third of the options vested immediately and one third vested annually on the subsequent two anniversary dates. If Mr. Campbell voluntarily terminates his employment with the Company, other than for good reason as defined in the employment agreement, he shall cease to accrue salary, personal time off, benefits and other compensation on the date of voluntary termination. The Company may terminate Mr. Campbell's employment with or without cause. If the Company terminates without cause, Mr. Campbell will be entitled to one year of salary.

In connection with the employment of Paul Campbell, the Company entered into an agreement with Tatum LLC ("Tatum"). Pursuant to the agreement with Tatum, the Company paid Tatum a signing fee of approximately $99 thousand. In addition, the Company granted Tatum 60,000 options with the same vesting and exercise price as Mr. Campbell's.

Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concentrations [Abstract]
Concentrations
Note 9:  Concentrations

For the three months ended March 31, 2012, approximately 52% of the company's net revenues were derived from customers in the United States and approximately 48% of the Company's net revenues were derived from international customers.   For the three months ended March 31, 2011, approximately 74% of the company's net revenues were derived from customers in the United States and approximately 26% of the Company's net revenues were derived from international customers.

The following is a schedule of revenue by geographic location (in thousands):

	Three Months Ended March 31, (unaudited)
	2012	2011
North America	$3,375	$4,095
Europe, Middle East and Africa	2,042	814
Asia	720	532
Total	$6,137	$5,441

The Company purchases principally all of its silicon wafers from a single supplier located in Taiwan.

Note 12 - CONCENTRATIONS

The following is a schedule of domestic and international revenue as a percentage of total net revenues:

	For the years ended December 31,
	2011	2010	2009
Domestic	63%	66%	57%
International	37%	34%	43%

The following is a schedule of revenue by geographic location (in thousands):

	For the years ended December 31,
	2011	2010	2009
North and South America	$19,068	$20,609	$13,742
Europe, Middle East, and Africa	7,107	6,874	5,939
Asia Pacific	3,006	2,975	4,141
Total	$29,181	$30,458	$23,822

The Company purchases principally all of its silicon wafers from a single supplier located in Taiwan.

In 2011, there was no customer that accounted for more than 10% of its net revenue and there was one customer that accounted for approximately 13% and 12% of its net revenue in 2010 and 2009, respectively.

At December 31, 2011 and 2010, there were 10 customers who comprised 59% and 74%, respectively, of the outstanding accounts receivable. The Company had no customers that accounted for more than 10% of its outstanding receivable in 2011 and three customers that each accounted for more than 10% of its outstanding accounts receivable in 2010.

Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 10:  Subsequent Events

On May 8, 2012, the Company entered into a new employment agreement with Paul Campbell under which he will continue serving as the Company's Chief Financial Officer and Treasurer.  The agreement will expire on December 31, 2013.   Mr. Campbell will be paid an annual salary of $318,000 and receive stock options valued at $82,400 on May 8, 2012.  The agreement provides that he will receive equity in the form of stock options or restricted stock valued at $123,600 on December 31, 2012.

Pursuant to the employment agreement, Mr. Campbell's employment may be terminated by the Company with or without cause and he may terminate his employment for Good Reason (as defined in the agreement), among other reasons.  If Mr. Campbell's employment is terminated without cause or if he terminates it for Good Reason, then Mr. Campbell, at the Company's sole discretion, shall be entitled to the lesser of (i) the total amount of his base salary that remains unpaid under the employment agreement, which shall be paid monthly or (ii) monthly salary payments for twelve (12) months, based on his monthly rate of base salary at the date of such termination. Mr. Campbell shall also be entitled to receive (i) payment for accrued and unpaid vacation pay and (ii) all bonuses that have accrued during the term, but have not been paid. Additionally, any non-vested options held by Mr. Campbell shall vest immediately. If the agreement is terminated with cause or if Mr. Campbell terminates it without Good Reason then Mr. Campbell shall cease to accrue salary, personal time off, benefits and other compensation on the date of such termination.  If Mr. Campbell's employment is terminated or his position significantly changed or salary decreased as a result of the acquisition of the Company, Mr. Campbell shall be entitled to severance equal to the amount he would have been due if he had been terminated without cause.

The foregoing descriptions of the employment agreement does not purport to be complete and is qualified in their entirety by reference to this agreement which is attached as an exhibit to this 10-Q and is incorporated into this Item by reference.

Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information

Note 13 – QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

Summarized quarterly financial information for 2011 and 2010 are as follows (in thousands except share data):

		Quarters Ended
				December 31,
	March 31, 2011	June 30, 2011	September 30, 2011	2011
Revenues	$5,441	$7,449	$8,263	$8,028
Gross margin	$2,246	$3,626	$4,359	$5,243
Net (loss) income before provision for income tax	$(3,497)	$3,184	$4,607	$1,467
Net (loss) income	$(3,339)	$2,971	$4,119	$1,215
Net (loss) income per share – basic	$(0.16)	$0.10	$0.13	$0.04
Net (loss) income per share – diluted	$(0.16)	$0.01	$0.03	$0.04
Weighted average number of shares outstanding – basic	21,522,716	21,853,631	23,084,229	23,331,975
Weighted average number of shares outstanding –diluted	21,522,716	25,717,758	25,322,920	23,371,771
		Quarters Ended
				December 31,
	March 31, 2010	June 30, 2010	September 30, 2010	2010
Revenues	$5,927	$8,312	$8,256	$7,963
Gross margin	$3,318	$4,739	$5,468	$4,915
Net (loss) income before provision for income tax	$(8,616)	$84	$3,607	$(5,146)
Net (loss) income	$(8,617)	$66	$3,551	$3,860	(1)
Net (loss) income per share – basic	$(0.50)	$0.00	$0.13	$0.14
Net (loss) income per share – diluted	$(0.50)	$0.00	$0.08	$0.13
Weighted average number of shares outstanding – basic	17,109,706	19,338,241	19,883,029	20,583,516
Weighted average number of shares outstanding –diluted	17,109,706	22,258,364	24,244,477	22,594,197

(1)	Included in net income for the three months ended December 31, 2010 is the tax benefit of $9.1 million related to the reversal of the deferred tax valuation allowance. See Note 8 – Income Taxes.

Schedule II- Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II- Valuation And Qualifying Accounts [Abstract]
Schedule II- Valuation And Qualifying Accounts

eMAGIN CORPORATION

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Beginning	Charged to Cost		Ending
Year Ended	Balance	and Expenses	Deductions	Balance

2011
Allowance for doubtful accounts	$374	$(98)	$(8)	$268
Inventory reserves	55	22	(70)	6
Warranty reserves	169	234	(122)	281

2010
Allowance for doubtful accounts	584	(200)	(10)	374
Inventory reserves	117	(62)	—	55
Warranty reserves	831	(506)	(156)	169

2009
Allowance for doubtful accounts	857	105	(378)	584
Inventory reserves	20	97	—	117
Warranty reserves	738	254	(161)	831